Distribution of Profits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distribution of Profits
Minimum percentage of after-tax profits of PRC subsidiaries and VIEs set aside to fund a statutory reserve	10.00%
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred to statutory reserve	50.00%
Statutory reserve fund	$ 26,481,989	$ 21,938,303	$ 16,876,596
Restricted portion of net assets, including general reserve and registered capital of PRC subsidiaries and VIEs	$ 153,138,430